OTHER NON-OPERATING INCOME/(LOSSES) (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Realized and unrealized MTM gains/(losses) on our investment in listed equity securities (note 16)			$ 400,966	$ (295,777)	$ 0
UK tax lease liability (note 29)			7,148	(71,739)	0
Dividend income from our investment in listed equity securities			4,768	5,588	0
Gain on disposal of the LNG Croatia			0	0	5,682
Others			0	124	0
Total other non-operating income/(losses)			412,882	(361,804)	5,682
Unrealized gain (loss)			350,900	295,800
Carrying value of converted vessel, LNG Croatia	$ 658,247		$ 1,152,032	$ 877,838	658,247
New Fortress Energy (NFE)
Investment owned (in shares)			5.3	18.6
Investment owned, shares sold (in shares)			13.3
Proceeds for shares issued			$ 625,600
Fees paid			3,800
Gain on marketable securities			$ 50,100
LNG Croatia Conversion
Contracted revenue, period (in years)		10 years
LNG Croatia
Gain on disposal of long lived asset	5,700
Cash consideration received					193,300
Carrying value of converted vessel, LNG Croatia	$ 187,600				$ 187,600
Minimum | New Fortress Energy (NFE)
Sale of stock (in USD/NOK per share)			$ 40.80
Maximum | New Fortress Energy (NFE)
Sale of stock (in USD/NOK per share)			$ 58.29